Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4—Property and equipment

Property and equipment, net is comprised of the following as of June 30, 2023 and December 31, 2022 (in thousands):

Schedule of property and equipment
	June 30, 2023	December 31, 2022
Computers, equipment and software	$3,914	$3,791
Customer equipment	1,882	1,485
Furniture and fixtures	1,766	1,699
Leasehold improvements	3,772	3,772
Total property and equipment	11,334	10,747
Less accumulated amortization and depreciation	(8,765)	(8,103)
Total property and equipment, net	$2,569	$2,644

Property and equipment amortization and depreciation expense for the three months ended June 30, 2023 and 2022 was $0.3 million and $0.3 million, respectively. Property and equipment amortization and depreciation expense for the six months ended June 30, 2023 and 2022 was $0.7 million and $0.7 million, respectively.

Note 4—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

Schedule of property and equipment
	2022	2021
Computers, equipment and software	$3,791	$2,968
Customer equipment	1,485	1,122
Furniture and fixtures	1,699	1,570
Leasehold improvements	3,772	3,769
Total property and equipment	10,747	9,429
Less accumulated amortization and depreciation	(8,103)	(6,818)
Total property and equipment, net	$2,644	$2,611

Property and equipment amortization and depreciation expenses for the years ended December 31, 2022 and 2021 totaled $1.3 million and $1.6 million, respectively.